INCOME TAX - Additional Information (Details)	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	25.00%
Cumulative net operating loss	¥ 85,064,155		$ 13,371,886	¥ 91,400,000
Net operating loss expired	18,800,000	$ 3,000,000.0
Additional NOL incurred by VIEs and VIEs' subsidiaries	¥ 12,500,000	$ 2,000,000.0
Nanjing Recon Technology Co Ltd [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	15.00%	15.00%
Beijing Bhd Petroleum Technology Co Ltd [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	15.00%	15.00%